LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES

13.  LEASES

a.	The Group as a lessee

The Group leases several assets including land rights, building, transmission installation and equipment, vehicles, and others which used in operations, which generally have lease term between 1 and 50 years.

The carrying amounts of right-of-use assets recognized and the movements during the year are as follows:

			Transmission
			installation and
	Land rights	Buildings	equipment	Vehicles	Others	Total
As at January 1, 2023	5,448	542	14,887	520	134	21,531
Additions	1,764	156	7,477	227	893	10,517
Deductions and reclassifications	(42)	(88)	(2,837)	8	1	(2,958)
Depreciation expense	(1,036)	(148)	(3,469)	(236)	(177)	(5,066)
As at December 31, 2023	6,134	462	16,058	519	851	24,024
Additions	1,738	198	7,340	241	920	10,437
Deductions and reclassifications	(152)	(1)	(368)	(2)	(16)	(539)
Depreciation expense	(1,110)	(192)	(3,615)	(266)	(268)	(5,451)
As at December 31, 2024	6,610	467	19,415	492	1,487	28,471

The carrying amounts of the lease liabilities and the movements during the year are as follows:

	2023	2024

As at January 1	18,473	20,302
Accretion of interest	1,015	1,348
Additions (Note 36a)	10,407	10,424
Deductions	(9,593)	(8,149)
As at December 31	20,302	23,925
Current	(5,458)	(5,447)
Non-current	14,844	18,478

The maturity analysis of lease payments is as follows:

	2023	2024
No later than a year	6,513	6,640
Later than 1 year and no later than 5 years	11,460	14,184
Later than 5 years	6,429	8,411
Total lease payments	24,402	29,235
Interest	(4,100)	(5,310)
Net present value of lease payments	20,302	23,925
Current	(5,458)	(5,447)
Non-current	14,844	18,478

In 2023 and 2024, the total fair values of land rights of the Group amounted to Rp28,097 billion and Rp29,612 billion, respectively.

The Group also has certain leases with lease terms of twelve months or less and low-value leases. The Group applies the ‘short-term lease’ and ‘lease of low-value assets’ recognition exemptions for these leases. There are no lease contracts with variable lease payments.

The following are the amounts recognized in profit or loss:

	2023	2024
Depreciation expense of right-of-use assets	5,066	5,451
Expense relating to short-term leases	3,743	3,689
Interest expense on lease liabilities	1,015	1,348
Expense relating to leases of low-value assets	27	4

b.	The Group as a lessor

The Group entered into non-cancelable lease agreements with both third and related parties. The lease agreements cover leased lines, telecommunication equipment and land and building with terms ranging from 1 to 28 years and with expiry dates between 2025 and 2037. Periods may be extended based on the agreement by both parties.

The minimum amount of future lease payments and receipts for operating lease agreements are as follows:

	2023	2024
No later than 1 year	5,099	6,222
Later than 1 year and no later than 5 years	9,412	8,502
Later than 5 years	5,098	3,518
Total	19,609	18,242